UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23696

Popular Income Plus Fund, Inc.

(Exact name of Registrant as specified in charter)

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 754-4488

Manuel Rodríguez Boissén, Esq.

Secretary

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1, 2024 – December 31, 2024

Item 1.	Report to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”).

POPULAR INCOME PLUS FUND, INC. – CLASS A

TICKER: IPLFX

SEMI-ANNUAL SHAREHOLDER REPORT — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Popular Income Plus Fund - A for the period of July 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.popularfunds.com/open-end-funds-resources.

You can find additional information about the Fund at https://www.popularfunds.com/income-plus-fund. You can also request this information by contacting us at 787-758-7400.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Popular Income Plus Fund - A	$279	5.54%

How did the Fund perform during the last six months?

During the six-month period ending on December 31, 2024, the Popular Income Plus, Inc. (the “Fund”) Class A shares delivered a total return of 0.21%. This positive performance was primarily attributable to the coupon returns of the portfolio positions and the price appreciation of lower duration bonds. Over the same period, the 10-year U.S. Treasury yield increased by 17 basis points (bps) from 4.40% to 4.57% while the 2-year U.S. Treasury yield decreased by 51 bps from 4.75% to 4.24%.

However, the Fund's expenses negatively impacted on its performance, resulting in a relative underperformance against its primary benchmark.

For the reporting period, the NAV of Class A shares decreased by $0.02, from $3.31 to $3.29 and dividends totaling $0.03 per share were paid. It is important to note that the benchmark index does not incur any expenses. The Fund declares monthly dividends, and returns are shown before taxes without any tax advantage on dividends.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Class A - without sales charge	Class A - with sales charge	Bloomberg US Aggregate Bond Index
05/21	$10,000	$9,755	$10,000
06/21	$10,076	$9,829	$10,105
12/21	$10,152	$9,903	$10,112
06/22	$9,017	$8,796	$9,065
12/22	$8,637	$8,425	$8,796
06/23	$8,858	$8,641	$8,980
12/23	$9,174	$8,949	$9,282
06/24	$9,067	$8,845	$9,216
12/24	$9,086	$8,863	$9,398

Average Annual Total Returns

Popular Income Plus Fund, Inc.	1 Year	Since Inception
Class A - without sales charge (Incep. May 21, 2021)	-0.95%	-2.62%
Class A - with sales charge	-3.52%	-3.28%
Bloomberg US Aggregate Bond Index	1.25%	-1.70%

Performance data quoted represents past performance and does not guarantee future results.

The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund since the effective date of the Fund's registration statement, which occurred on May 21, 2021. This graph assumes reinvestment of all dividends and capital gains. The returns shown in the table are total returns, which assume the reinvestment of dividends and capital gains.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Total Net Assets$22,309,747
  # of Portfolio Holdings51
  Portfolio Turnover Rate0%
  Total Assets$32,407,415
  Leverage$9,986,201

What did the Fund invest in?

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Ginnie Mae I Pool 09/15/2039	14.89%
Ginnie Mae I Pool 03/15/2040	10.91%
Ginnie Mae I Pool 07/15/2039	8.89%
Fannie Mae Pool 08/01/2039	8.39%
Fannie Mae Pool 01/01/2036	8.08%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058	5.98%
Fannie Mae Pool 03/01/2034	5.46%
Freddie Mac Gold Pool 01/01/2036	5.32%
Constellation Energy Generation LLC 10/01/2039	4.68%
Ginnie Mae I Pool 02/15/2039	4.57%

Maturity Weightings

(% of Total Investments)

Value	Value
> 10 Years	79.1%
5-10 Years	10.3%
3-5 Years	8.8%
1-3 Years	1.3%
< 1 Year	0.5%

Asset Class Weightings

(% of Total Investments)

Value	Value
Puerto Rico GNMA Bonds	37.08%
Puerto Rico Fannie Mae Bonds	27.79%
Puerto Rico Government Instrumentalities Tax Exempt Notes	14.20%
Corporate Bonds	10.87%
Puerto Rico Freddie Mac Bonds	5.48%
Puerto Rico Government General Obligations	4.58%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

On May 23, 2023, the Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending June 30, 2024 and dismissed its prior accountants effective May 31, 2023. The dismissal of its prior accountants does not reflect any disagreements with the former accountant during the Fund's fiscal years ending June 30, 2022 and June 30, 2023 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.popularfunds.com/income-plus-fund.

POPULAR INCOME PLUS FUND, INC. – CLASS A

TICKER: IPLFX

SEMI-ANNUAL SHAREHOLDER REPORT — December 31, 2024

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Fund's transfer agent at 787-758-7400.

Distributor, Popular Securities, LLC.

Phone: 787-758-7400

73317X102–SA–12312024

POPULAR INCOME PLUS FUND, INC. – CLASS C

TICKER: IPLCX

SEMI-ANNUAL SHAREHOLDER REPORT — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Popular Income Plus Fund - C for the period of July 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.popularfunds.com/open-end-funds-resources.

You can find additional information about the Fund at https://www.popularfunds.com/income-plus-fund. You can also request this information by contacting us at 787-758-7400.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Popular Income Plus Fund - C	$316	6.29%

How did the Fund perform during the last six months?

During the six-month period ending on December 31, 2024, the Popular Income Plus, Inc. (the “Fund”) Class C shares posted a return of -0.16%. Despite the positive return of the investment portfolio, attributable to the coupon returns of the portfolio positions and the price appreciation of lower duration bonds, the negative impact of the Fund’s expenses resulted in a negative performance and a relative underperformance against its primary benchmark.

For the reporting period, the NAV of Class C shares decreased by $0.02, from $3.30 to $3.28 and dividends totaling $0.02 per share were paid. It is important to emphasize that the benchmark index does not incur any expenses. The Fund declares monthly dividends, and returns are shown before taxes without any tax advantage on dividends.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Class C - without sales charge	Class C - with sales charge	Bloomberg US Aggregate Bond Index
05/21	$10,000	$10,000	$10,000
06/21	$10,073	$10,073	$10,105
12/21	$10,092	$10,092	$10,112
06/22	$9,009	$9,009	$9,065
12/22	$8,608	$8,608	$8,796
06/23	$8,715	$8,715	$8,980
12/23	$8,991	$8,991	$9,282
06/24	$8,853	$8,853	$9,216
12/24	$8,839	$8,839	$9,398

Average Annual Total Returns

Popular Income Plus Fund, Inc.	1 Year	Since Inception
Class C - without sales charge (Incep. May 21, 2021)	-1.69%	-3.36%
Class C - with sales charge	-2.67%	-3.36%
Bloomberg US Aggregate Bond Index	1.25%	-1.70%

Performance data quoted represents past performance and does not guarantee future results.

The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund since the effective date of the Fund's registration statement, which occurred on May 21, 2021. This graph assumes reinvestment of all dividends and capital gains. The returns shown in the table are total returns, which assume the reinvestment of dividends and capital gains.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Total Net Assets$22,309,747
  # of Portfolio Holdings51
  Portfolio Turnover Rate0%
  Total Assets$32,407,415
  Leverage$9,986,201

What did the Fund invest in?

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Ginnie Mae I Pool 09/15/2039	14.89%
Ginnie Mae I Pool 03/15/2040	10.91%
Ginnie Mae I Pool 07/15/2039	8.89%
Fannie Mae Pool 08/01/2039	8.39%
Fannie Mae Pool 01/01/2036	8.08%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058	5.98%
Fannie Mae Pool 03/01/2034	5.46%
Freddie Mac Gold Pool 01/01/2036	5.32%
Constellation Energy Generation LLC 10/01/2039	4.68%
Ginnie Mae I Pool 02/15/2039	4.57%

Maturity Weightings

(% of Total Investments)

Value	Value
> 10 Years	79.1%
5-10 Years	10.3%
3-5 Years	8.8%
1-3 Years	1.3%
< 1 Year	0.5%

Asset Class Weightings

(% of Total Investments)

Value	Value
Puerto Rico GNMA Bonds	37.08%
Puerto Rico Fannie Mae Bonds	27.79%
Puerto Rico Government Instrumentalities Tax Exempt Notes	14.20%
Corporate Bonds	10.87%
Puerto Rico Freddie Mac Bonds	5.48%
Puerto Rico Government General Obligations	4.58%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

On May 23, 2023, the Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending June 30, 2024 and dismissed its prior accountants effective May 31, 2023. The dismissal of its prior accountants does not reflect any disagreements with the former accountant during the Fund's fiscal years ending June 30, 2022 and June 30, 2023 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.popularfunds.com/income-plus-fund.

POPULAR INCOME PLUS FUND, INC. – CLASS C

TICKER: IPLCX

SEMI-ANNUAL SHAREHOLDER REPORT — December 31, 2024

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Fund's transfer agent at 787-758-7400.

Distributor, Popular Securities, LLC.

Phone: 787-758-7400

73317X201–SA–12312024

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

POPULAR Income Plus Fund, Inc.

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

DECEMBER 31, 2024

Popular Income Plus Fund, Inc.

ITEM 7 – Financial Statements and Financial Highlights for

Open-End Management Investment Companies

Semi-Annual Report | December 31, 2024	1

Popular Income Plus Fund, Inc.	Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government General Obligations (6.59%)
$336,273	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)(a)	0.000%	07/01/33	$227,481
201,586	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	4.000%	07/01/37	194,396
144,779	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	5.375%	07/01/25	145,626
288,383	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	5.625%	07/01/27	298,865
283,706	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	5.625%	07/01/29	302,213
275,559	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	5.750%	07/01/31	301,350

Total Puerto Rico Government General Obligations				$1,469,931
(Cost $1,402,177)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government Instrumentalities Tax Exempt Notes (20.41%)
138,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)(c)	0.000%	07/01/27	124,899
134,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)(c)	0.000%	07/01/29	112,430
172,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)(c)	0.000%	07/01/31	132,203
194,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)(c)	0.000%	07/01/33	136,599
1,850,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)(c)	0.000%	07/01/46	595,113

See Notes to Financial Statements.

2	(787) 754-4488 | www.popularfunds.com

Popular Income Plus Fund, Inc.	Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government Instrumentalities Tax Exempt Notes (continued)
$1,508,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)(c)	0.000%	07/01/51	$352,161
732,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(b)(c)	4.329%	07/01/40	721,967
142,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(b)(c)	4.500%	07/01/34	142,260
22,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(b)(c)	4.536%	07/01/53	21,446
72,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(b)(c)	4.550%	07/01/40	72,018
528,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(b)(c)	4.750%	07/01/53	520,117
294,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(b)(c)	4.784%	07/01/58	288,739
1,338,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(b)(c)	5.000%	07/01/58	1,332,997

Total Puerto Rico Government Instrumentalities Tax Exempt Notes				$4,552,949
(Cost $4,535,461)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (53.28%)(d)
$93,977	GNMA Pool 670407	5.000%	03/15/38	$93,309
574,341	GNMA Pool 609094	5.000%	06/15/38	568,144
697,969	GNMA Pool 609096	5.000%	06/15/38	689,491
1,014,694	GNMA Pool 702983	5.000%	02/15/39	1,018,382
1,976,794	GNMA Pool 711437(e)	5.000%	07/15/39	1,983,979

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	3

Popular Income Plus Fund, Inc.	Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (53.28%)(d) (continued)
$3,310,348	GNMA Pool 711455(e)	5.000%	09/15/39	$3,322,412
2,426,068	GNMA Pool 711498(e)	5.000%	03/15/40	2,434,910
415,937	GNMA Pool 723741	5.000%	04/15/40	417,449
198,344	GNMA Pool 572047	5.500%	06/15/33	198,752
957,795	GNMA Pool 694133	5.500%	09/15/38	985,556
172,698	GNMA Pool 528139	6.000%	11/15/32	174,722
Total Puerto Rico GNMA Bonds				$11,887,106
(Cost $11,839,712)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (39.94%)(f)
843,793	FNMA Pool 695403	5.000%	06/01/33	840,013
1,239,688	FNMA Pool 758527(e)	5.000%	03/01/34	1,219,141
1,817,015	FNMA Pool 849999(e)	5.000%	01/01/36	1,801,601
708,469	FNMA Pool 993991	5.000%	07/01/39	705,946
1,878,341	FNMA Pool 994004	5.000%	08/01/39	1,871,652
107,752	FNMA Pool 932695	5.000%	03/01/40	107,368
287,483	FNMA Pool AC0850	5.000%	03/01/40	286,459
350,258	FNMA Pool 909106	5.500%	10/01/37	352,061
354,674	FNMA Pool 953110	5.500%	06/01/38	356,246
336,948	FNMA Pool 909239	5.500%	10/01/38	340,103
84,271	FNMA Pool 909107	6.000%	10/01/37	85,556
676,634	FNMA Pool 909109	6.000%	10/01/37	698,837
240,082	FNMA Pool 953093	6.000%	12/01/37	244,631
Total Puerto Rico Fannie Mae Bonds				$8,909,614
(Cost $8,925,406)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Freddie Mac Bonds (7.88%)(g)
315,563	FGLMC Pool B70769	5.000%	02/01/39	313,349
1,171,327	FGLMC Pool G05744(e)	5.500%	01/01/36	1,186,688
251,405	FGLMC Pool A55971	5.500%	11/01/36	257,144
Total Puerto Rico Freddie Mac Bonds				$1,757,181
(Cost $1,738,294)

Principal Amount/Description		Rate	Maturity	Value
Corporate Bonds (15.62%)
500,000	Bristol-Myers Squibb Co.	3.900%	02/20/28	489,519
500,000	Citigroup, Inc.(h)	3.887%	01/10/28	490,121
1,000,000	Constellation Energy Generation LLC	6.250%	10/01/39	1,042,988
500,000	Goldman Sachs Group, Inc.(h)	4.223%	05/01/29	486,506
1,000,000	Lloyds Banking Group PLC	4.375%	03/22/28	976,720
Total Corporate Bonds				$3,485,854
(Cost $3,487,346)

See Notes to Financial Statements.

4	(787) 754-4488 | www.popularfunds.com

Popular Income Plus Fund, Inc.	Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount/Description	Rate	Maturity	Value
Corporate Bonds (continued)

Total Investments (143.72%)
(Cost $31,928,396)			$32,062,635

Liabilities in Excess of Other Assets (-43.72%)			(9,752,888)
NET ASSETS (100.00%)			$22,309,747

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These bonds are not an obligation of the Commonwealth of Puerto Rico.
(c)	These securities are the exchanged bonds under the COFINA's Third Amended Plan of Adjustment (the "Plan").
(d)	Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(e)	A portion or all of the security has been pledged as collateral for securities sold under agreements to repurchase.
(f)	Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(g)	Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(h)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Reverse Repo Agreements

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
Goldman Sachs(a)	4.73%	12/11/2024	01/15/2025	$2,802,000
J.P. Morgan Chase & Co. (b)	4.80%	12/05/2024	01/06/2025	4,094,701
Santander(c)	4.90%	12/18/2024	01/22/2025	2,913,500
South Street Securities(d)	4.85%	12/31/2024	01/02/2025	176,000
				$9,986,201

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	5

Popular Income Plus Fund, Inc.	Schedule of Investments

December 31, 2024 (Unaudited)

(a)	Collateralized by $3,092,919 par amount of FNMA and GNMA, 5.00%, due 3/1/31 to 7/15/39; Total Fair Value $3,099,012

(b)	Collateralized by $4,387,903 par amount of FNMA and GNMA, 5.00%, due 1/1/36 to 3/15/40; Total Fair Value $4,430,466

(c)	Collateralized by $3,177,374 par amount of FNMA, 4.90%, due 9/15/39; Total Fair Value $3,231,072

(d)	Collateralized by $185,544 par amount, of FGLMC, 4.00%, due 8/1/48; Total Fair Value $186,472

See Notes to Financial Statements.

6	(787) 754-4488 | www.popularfunds.com

Popular Income Plus Fund, Inc.	Statement of Assets and Liabilities

December 31, 2024 (Unaudited)

ASSETS:
Securities pledged as collateral under reverse repurchase agreements, at fair value (cost $9,986,201)	$9,980,334
Investments in securities, at fair value (cost $21,942,195)	22,082,301
32,062,635
Cash and cash equivalents	52,314
Interest receivable	250,285
Prepaid and other assets	162,918
Total Assets	32,528,152

LIABILITIES:
Payable for reverse repurchase agreements (Cost $9,986,201)	$9,986,201
Interest payable on reverse repurchase agreements	28,048
Payable for distributions to shareholders	24,803
Payable for shareholder servicing	17,214
Payable to Adviser	13,905
Payable to fund accounting and administration	31,443
Payable for Transfer Agency fees	17,692
Payable to Directors	6,822
Payable for Compliance fees	5,138
Payable for Custodian fees	6,212
Payable for Audit fees	13,847
Other payables	67,080
Total Liabilities	10,218,405
Net Assets	$22,309,747

NET ASSETS CONSIST OF:
Paid-in capital - $0.01 par value, 2,000,000,020 shares authorized, 6,779,950 issued and outstanding	$174,111,053
Accumulated deficit	(151,801,306)
Net Assets	$22,309,747

PRICING OF SHARES:
Class A Shares
Net Assets	$12,440,636
Shares outstanding	3,775,521
Net asset value per share	$3.30
Class C Shares
Net Assets	9,869,111
Shares outstanding	3,004,429
Net asset value per share	$3.28

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	7

Popular Income Plus Fund, Inc.	Statement of Operations

For the period ended December 31, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$825,376
Total Investment Income	825,376

EXPENSES:
Investment Adviser fees	$84,567
Distribution fees
Class A	16,328
Class C	52,694
Accounting and Administration fees	34,256
Compliance fees	6,440
Transfer agent fees	33,631
Interest on reverse repurchase agreements	271,762
Audit fees	33,850
Legal fees	90,183
Custodian fees	11,040
Director fees	10,077
Registration fees	14,026
Printing fees	145
Insurance fees	29,981
Other fees	2,123
Total expenses before waiver	691,103
Total Expenses	691,103
Net Investment Income	134,273

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on:
Investments	15,122
Net realized gain	15,122
Net change in unrealized appreciation on:
Investments	(68,099)
Net change in unrealized depreciation	(68,099)
Net Realized and Unrealized Loss on Investments	(52,977)
Net Increase in Net Assets Resulting from Operations	$81,296

See Notes to Financial Statements.

8	(787) 754-4488 | www.popularfunds.com

Popular Income Plus Fund, Inc.	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$134,273	$400,464
Net realized gain/(loss)	15,122	(572,592)
Net change in unrealized appreciation/depreciation	(68,099)	672,582
Net increase in net assets resulting from operations	81,296	500,454

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Class A dividends	(105,274)	(273,820)
Class C dividends	(46,363)	(158,124)
Net decrease in net assets from distributions to shareholders	(151,637)	(431,944)

CAPITAL SHARE TRANSACTIONS:
Class A Common Shares:
Proceeds from shares issued	–	526
Reinvestment of dividends	11,541	27,312
Cost of shares redeemed	(514,541)	(1,826,961)
Net decrease in net assets from capital share transactions	(503,000)	(1,799,123)
Class C Common Shares:
Proceeds from shares issued	–	3,704
Reinvestment of dividends	4,040	14,102
Cost of shares redeemed	(839,012)	(3,462,210)
Net decrease in net assets from capital share transactions	(834,972)	(3,444,404)

Net Decrease in Net Assets	(1,408,313)	(5,175,017)

NET ASSETS:
Beginning of period	23,718,060	28,893,077
End of period	$22,309,747	$23,718,060

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	9

Popular Income Plus Fund, Inc.	Statement of Cash Flows

For the period ended December 31, 2024 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$81,296
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Proceeds from disposition of investment securities	1,446,588
Amortization of premium and accretion of discount on investments, net	(45,243)
Net realized (gain)/loss on:
Investments	(15,122)
Net change in unrealized appreciation/depreciation on:
Investments	68,099
(Increase)/Decrease in assets:
Interest receivable	8,632
Prepaid and other assets	1,350
Increase/(Decrease) in liabilities:
Payable for shareholder servicing	(1,766)
Payable for interest expense	20,354
Payable to Transfer agency	11,293
Payable to Adviser	(287)
Payable to fund accounting and administration fees	(612)
Payable to Directors and Officers	957
Payable for Audit fees	(32,716)
Payable for Compliance fees	205
Payable for Custodian fees	3,871
Payable for Legal fees	(137,342)
Other payables	3,372
Net cash provided by operating activities	$1,412,929

CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash receipts from reverse repurchase agreements	$109,937,861
Net cash paydowns for reverse repurchase agreements	(109,880,660)
Shares redeemed	(1,353,553)
Cash distributions paid to common shareholders - net of distributions reinvested	(137,346)
Net cash used in financing activities	$(1,433,698)

Net decrease in cash and restricted cash	$(20,769)
Cash and restricted cash, beginning of period	$73,083
Cash and restricted cash, end of period	$52,314

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense on reverse repurchase agreements	$251,408
Reinvestment of distributions	$15,581

See Notes to Financial Statements.

10	(787) 754-4488 | www.popularfunds.com

Popular Income Plus Fund, Inc.	Financial Highlights

Class A	For a share outstanding during the period presented

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value - beginning of period	$3.31	$3.30	$3.46	$3.99	$3.87
Income/(loss) from investment operations:
Net investment income(a)	0.03	0.07	0.11	0.13	0.12
Net realized and unrealized gain/(loss)	(0.01)	0.01	(0.17)	(0.54)	0.12
Total income/(loss) from investment operations	0.02	0.08	(0.06)	(0.41)	0.24
Less distributions:
Dividends from net investment income	(0.03)	(0.07)	(0.10)	(0.12)	(0.12)
Total distributions	(0.03)	(0.07)	(0.10)	(0.12)	(0.12)
Net increase/(decrease) in net asset value	(0.01)	0.01	(0.16)	(0.53)	0.12
Net asset value - end of period	$3.30	$3.31	$3.30	$3.46	$3.99
Total Return(b)(c)	0.51%	2.36%	(1.76%)	(10.51%)	6.28%
Supplemental Data:
Net assets, end of period (in thousands)	$12,441	$12,986	$14,770	$17,937	$22,677
Ratios to Average Net Assets(d)
Ratio of gross expenses to average net assets(e)	5.52%	5.43%	4.36%	2.33%	2.24%
Ratio of net expenses to average net assets(e)	5.52%	5.43%	3.67%	2.32%	2.16%
Ratio of gross operating expenses to average net assets(f)	5.52%	2.86%	2.71%	2.18%	2.13%
Interest and leverage related to expenses to average net assets	–%	2.57%	1.65%	0.15%	0.11%
Ratio of net investment income to average net assets(f)	1.47%	1.99%	3.22%	3.30%	3.18%
Portfolio turnover rate	0%	0%	0%	0%	0%

(a)	Based on daily average outstanding common shares of 3,842,221 for the period ended December 31, 2024, 4,118,151 for the year ended June 30, 2024, 5,014,090 for the year ended June 30, 2023, 5,418,724 for the year ended June 30, 2022, and 5,983,775 for the year ended June 30, 2021.
(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.
(c)	Total return excludes the effect of initial and contingent deferred sales charges.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	11

Popular Income Plus Fund, Inc.	Financial Highlights

Class A	For a share outstanding during the period presented

(d)	Based on daily average net assets attributable to common shares of $12,953,632 for the period ended December 31, 2024, $13,524,847 for the year ended June 30, 2024,$16,712,345 for the year ended June 30, 2023, $20,755,538 for the year ended June 30, 2022, and $23,586,328 for the year ended June 30, 2021.
(e)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.
(f)	Operating expenses represent total expenses excluding interest and leverage related expenses.

See Notes to Financial Statements.

12	(787) 754-4488 | www.popularfunds.com

Popular Income Plus Fund, Inc.	Financial Highlights

Class C	For a share outstanding during the period presented

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value - beginning of period	$3.30	$3.29	$3.48	$4.01	$3.92
Income/(loss) from investment operations:
Net investment income(a)	0.01	0.03	0.06	0.12	0.09
Net realized and unrealized gain/(loss)	(0.02)	0.02	(0.17)	(0.54)	0.11
Total income/(loss) from investment operations	(0.01)	0.05	(0.11)	(0.42)	0.20
Less distributions:
Dividends from net investment income	(0.01)	(0.04)	(0.08)	(0.11)	(0.11)
Total distributions	(0.01)	(0.04)	(0.08)	(0.11)	(0.11)
Net increase/(decrease) in net asset value	(0.02)	0.01	(0.19)	(0.53)	0.09
Net asset value - end of period	$3.28	$3.30	$3.29	$3.48	$4.01
Total Return(b)(c)	(0.16%)	1.59%	(3.27%)	(10.56%)	5.29%
Supplemental Data:
Net assets, end of period (in thousands)	$9,869	$10,732	$14,123	$17,091	$21,298
Ratios to Average Net Assets(d)
Ratio of gross expenses to average net assets(e)	6.27%	6.14%	5.12%	2.75%	3.40%
Ratio of net expenses to average net assets(e)	6.27%	6.14%	5.12%	2.75%	2.96%
Ratio of gross operating expenses to average net assets(f)	6.27%	3.57%	3.47%	2.54%	2.93%
Interest and leverage related to expenses to average net assets	–%	2.57%	1.65%	0.51%	0.11%
Ratio of net investment income to average net assets(f)	0.72%	1.06%	1.77%	3.23%	2.38%
Portfolio turnover rate	0%	0%	0%	0%	0%

(a)	Based on daily average outstanding common shares of 3,109,553 for the period ended December 31, 2024, 3,786,380 for the year ended June 30, 2024, 5,014,090 for the year ended June 30, 2023, and 5,418,724 for the year ended June 30, 2022, and 5,775,817 for the year ended June 30, 2021.
(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.
(c)	Total return excludes the effect of initial and contingent deferred sales charges.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	13

Popular Income Plus Fund, Inc.	Financial Highlights

Class C	For a share outstanding during the period presented

(d)	Based on daily average net assets attributable to common shares of $10,448,882 for the period ended December 31, 2024, $12,379,584 for the year ended June 30, 2024, $16,712,345 for the year ended June 30, 2023, and $20,755,538 for the year ended June 30, 2022, and $22,966,082 for the year ended June 30, 2021.
(e)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.
(f)	Operating expenses represent total expenses excluding interest and leverage related expenses.

See Notes to Financial Statements.

14	(787) 754-4488 | www.popularfunds.com

Popular Income Plus Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

NOTE 1. REPORTING ENTITY AND SIGNIFICANT ACCOUNTING POLICIES

Popular Income Plus Fund, Inc. (the "Fund") is a non-diversified, open-end investment company. The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Company of 1940, as amended (the “1940 Act”) since May 21, 2021 as a result of the repeal of its exemption from registration thereunder. The Fund was incorporated on May 21, 2007 and started operations on June 27, 2007.

The Fund’s investment objective is to seek to provide a high level of current income that is consistent with the tax advantages offered by Puerto Rico investment companies. There can be no assurance that the Fund will achieve its objectives.

Accounting Policies:

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Cash and Cash Equivalents – Cash and cash equivalents consist of all demand deposits and funds invested in short-term investments with original maturities of 90 days or less. Cash and cash equivalents are valued at amortized cost, which approximates fair value. As of December 31, 2024, cash and cash equivalents of the Fund consisted of a time deposit open account amounting to $52,314 with JPMorgan Chase Bank, N.A. ("JPMorgan Chase").

(b)	Valuation of Investments – All securities are presented at fair value, which is determined by the Fund’s administrator, ALPS Fund Services, Inc. (the "Fund Administrator”), with the assistance of the Fund’s investment adviser, Popular Asset Management LLC (the “Investment Adviser") (refer to Note 3 for details on investment agreements), on the basis of valuations provided by dealers or by pricing services approved by the Fund's management and Board of Directors. See Note 2 for further discussions regarding fair value disclosures.

(c)	Taxation – The Fund has elected to be treated as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended, and the regulations and administrative pronouncements promulgated thereunder. As a registered investment company, the Fund will not be subject to Commonwealth of Puerto Rico (“Puerto Rico”) income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level. The Fund has never been subject to taxation.

Semi-Annual Report | December 31, 2024	15

Popular Income Plus Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

In addition, the fixed income and equity investments of the Fund are exempt from Puerto Rico personal property taxes. The Fund is exempt from U.S. income taxes, except for dividends received from U.S. sources, which are subject to a 10% U.S. withholding tax, if certain requirements are met. Dividend income is recorded net of taxes. In the opinion of the Fund's legal counsel, the Fund is not required to file a U.S. federal income tax return.

GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (the current and prior three tax years). Management concluded that no liability should be recorded as the Fund has not taken any uncertain tax positions on returns filed for open tax years.

The balance of undistributed net investment income and of accumulated net realized gain on investments reflect the reclassification of permanent differences and of temporary differences between book and tax balances that become permanent (See Note 9).

(d)	Statement of Cash Flows – The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or reinvested at the discretion of common stockholders. Additional information on cash receipts and payments is presented in the Statement of Cash Flows.

(e)	Share subscriptions and redemptions – The Fund currently offers two classes of Common Stock: Class A shares and Class C shares. Class A shares are sold at their Net Asset Value (NAV), which is determined daily, plus an initial sales charge of up to 2.50% charged by broker-dealers. The initial sales charge may be reduced or waived for certain purchasers. Class C shares are sold at the NAV with no initial sales charge. However, a contingent deferred sales charge of 1.00% will be paid on redemptions made within twelve months of purchase.

Shares of each Class may be redeemed on each business day of the week on which the New York Stock Exchange (‘NYSE”) is open for trading and the Federal Reserve Bank of New York and banks in San Juan, Puerto Rico are open for business at a price per share equal to the NAV per share of such Class determined as of the close of trading on the NYSE on the date of receipt of the request for redemption.

Shareholders have the ability to redeem shares of an open-end fund and simultaneously purchase shares of another open-end fund within the same family of investment companies, often at no or reduced fees. Refer to Note 4 – Capital Share Transactions.

(f)	Dividends and Distributions to Shareholders – The Fund typically declares and pays monthly a dividend of substantially all of its net investment income, if any. The Fund does not expect to make distributions of net realized capital gains, although the Fund’s Board of Directors reserves the right to do so in its sole discretion. Dividends that are reinvested are credited to shareholders’ accounts in additional shares of the same class at the NAV per share of such class, not subject to initial sales charge or contingent deferred sales charge, as of the close of business on the ex-dividend date. The Fund records dividends to its shareholders on the ex-dividend date.

16	(787) 754-4488 | www.popularfunds.com

Popular Income Plus Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

(g)	Futures Contracts – Futures contracts provide for the future sale by one party and purchase by another party of a specified security at a specified future time and at a specific price. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin until the contract is closed out, at which time the Fund realizes a gain or loss. Positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Risks exceed related amounts recognized in the Statement of Assets and Liabilities. The Fund’s management enters into these transactions to simulate full investments of a portion of the Fund’s assets in one or more market indices, to facilitate trading, to reduce transaction costs, and to seek higher investment returns.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit on several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. During the six months ended on December 31, 2024, the Fund did not invest in futures contracts.

(h)	Reverse Repurchase Agreements – Under these agreements, the Fund sells securities, receives cash in exchange, and agrees to repurchase the securities at a mutually agreed date and price. Ordinarily, those counterparties with which the Fund enters into these agreements require delivery of collateral and are able to sell or repledge the collateral; however, the Fund retains effective control over such collateral through the agreement to repurchase the collateral on or by the maturity of the repurchase agreement. These transactions are treated as financings and recorded as liabilities. Therefore, no gain or loss is recognized on the transaction and the securities pledged as collateral remain recorded as assets of the Fund. These agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase and that the value of the collateral posted by the Fund increases in value and the counterparty does not return it. Because the Fund borrows under repurchase agreements based on the estimated fair value of the pledged assets, the Fund’s ongoing ability to borrow under its repurchase facilities may be limited and its lenders may initiate margin calls in the event of adverse changes in the market. A decrease in market value of the pledged assets may require the Fund to post additional collateral or otherwise sell assets at a time when it may not be in the best interest of the Fund to do so (See Note 6).

Semi-Annual Report | December 31, 2024	17

Popular Income Plus Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

(i)	Paydowns – Realized gains and losses on mortgage-backed securities paydowns are recorded as an adjustment to interest income as required by GAAP. For the six months ended on December 31, 2024, the Fund reduced interest income in the amount of $19 related to realized gains on mortgage-backed securities paydowns. However, for purpose of dividend distributions, net investment income excludes the effect of mortgage-backed securities paydowns gains and losses (See Note 10).

(j)	Allocation of Income, Fund-level Expenses, and Realized and Unrealized Gains or Losses – The Fund uses the fair value of shares outstanding method for allocating income, fund-level expenses, and realized and unrealized gains or losses. Under this method, each class of shares participates based on the total net asset value of its shares in proportion to the total net assets of the Fund. This method is the primary method used to allocate income, fund-level expenses, and realized and unrealized gains and losses for calculating the net asset value of a nondaily dividend fund. Class-level expenses are charged directly to the individual classes to which they relate.

(k)	Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the effective interest method. Interest and dividend income on preferred equity securities are accrued daily except when collection is not expected. For other equity securities, dividend income is recorded on the ex-dividend date. Certain dividends from U.S. sources are subject to a 10% U.S. income tax withholding. Such income is reflected in the Statement of Operations net of the applicable withholdings.

NOTE 2. FAIR VALUE MEASUREMENTS

Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.

GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.

18	(787) 754-4488 | www.popularfunds.com

Popular Income Plus Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

Level 2 –	Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.

Level 3 –	Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized in a sale.

On August 4, 2022, the Board of Directors of the Fund appointed the Investment Adviser as the Fund’s Valuation Designee. The Valuation Designee is responsible for overseeing and implementing the procedures and functions related to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. In addition, the Valuation Designee is responsible for determining:

●	The fair valuation of all securities for which no price or value is available at the time the Fund’s NAV is calculated on a particular day.

Semi-Annual Report | December 31, 2024	19

Popular Income Plus Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

●	The fair valuation of portfolio instruments for which the prices or values available do not, in the judgment of the Investment Adviser, represent the fair valuation of such portfolio instruments.

Below is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Mortgage and other asset-backed securities: Certain agency mortgage and other asset-backed securities (“MBS”) are priced based on a bond’s theoretical value derived from the prices of similar bonds; “similar” being defined by credit quality and market sector. Their fair value is obtained from third-party pricing services which incorporates an option adjusted spread. The agency MBS are classified as Level 2. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available.

Obligations of Puerto Rico and political subdivisions: Fair value of Puerto Rico obligations and political subdivisions are obtained from third-party pricing service providers. They are segregated and the like characteristics divided into specific sectors. Market inputs used in the evaluation process include all or some of the following: trades, bid price or spread, quotes, benchmark curves including but not limited to Treasury benchmarks, swap curves, and discount and capital rates. These bonds are classified as Level 2.

Obligations of U.S. Government sponsored entities and U.S. Agencies: The fair value of U.S. Government sponsored entities is based on quoted market prices for similar securities on an active market. U.S agency securities are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.

U.S. Corporate Bonds: The fair value of corporate bonds is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and based on quoted market prices for similar securities for which the fair value incorporates a credit spread in deriving their fair value. These securities are classified as Level 2.

Futures contracts: The fair value of futures contracts is based on quoted market prices obtained from an active exchange market. Futures contracts involve Ten Year U.S. Treasury Notes and are classified as Level 1.

20	(787) 754-4488 | www.popularfunds.com

Popular Income Plus Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

The following is a summary of the levels within the fair value hierarchy in which the Fund invests based on inputs used to determine the fair value of such securities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Puerto Rico Government
General Obligations	$–	$1,469,931	$–	$1,469,931
Puerto Rico Government
Instrumentalities Tax
Exempt Notes	–	4,552,949	–	4,552,949
Puerto Rico GNMA Bonds	–	11,887,106	–	11,887,106
Puerto Rico Fannie Mae Bonds	–	8,909,614	–	8,909,614
Puerto Rico Freddie Mac Bonds	–	1,757,181	–	1,757,181
Corporate Bonds	–	3,485,854	–	3,485,854
Total	$–	$32,062,635	$–	$32,062,635

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

There were no purchases, sales or transfers into or out of Level 3 securities during the six months ended December 31, 2024.

Temporary cash investments, if any, are valued at amortized cost, which approximates fair value. As of December 31, 2024, there were no temporary cash investments.

NOTE 3. INVESTMENT ADVISORY, ADMINISTRATIVE, CUSTODIAN, DISTRIBUTOR, TRANSFER AGENCY ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Adviser acts as the investment adviser of the Fund. The investment advisory fee is calculated at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended on December 31, 2024, investment advisory fees amounted to $84,567.

ALPS Fund Services, Inc., together with certain affiliated entities, serve as the Fund’s administrator and provide various administration, fund accounting, transfer agent and investor accounting services to the Fund. The fees related to this services are calculated at an annual rate of 0.06% of the Fund's average daily net assets. For the six months ended on December 31, 2024, the administrative fees and transfer agent fees amounted to $34,256 and $33,631, respectively.

JPMorgan Chase provides custody services to the Fund. For the six months ended on December 31, 2024, the custody fees amounted to $11,040.

Popular Securities LLC, an affiliate of the Fund, serves as the distributor (the “Distributor”) of the shares of Common Stock of the Fund. Pursuant to a Distribution Plan, the Fund makes monthly payments to the Distributor for the distribution of the Fund’s shares. The fees related to this service are calculated at an annual rate of 0.25% of the Fund's daily average net assets. For the six months ended on December 31, 2024, distribution fees amounted to $69,022.

Semi-Annual Report | December 31, 2024	21

Popular Income Plus Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

The officers of the Fund are also officers and directors of Banco Popular de Puerto Rico (“BPPR”) or its affiliates. The three current directors of the Fund’s Board are independent and are paid based upon an agreed fee of $1,000 per meeting. The three independent directors of the Fund also serve on the Fund’s audit committee and are paid based upon an agreed fee of $1,000 per committee meeting. For the six months ended on December 31, 2024, the compensation expense for the three independent directors of the Fund was $10,077, of which $6,822 remain payable at period-end.

Prior to May 21, 2021, the Fund was not registered under the 1940 Act, and therefore was not subject to the restrictions contained therein regarding, among other things, transactions between the Fund, BPPR, the Distributor, or their respective affiliates ("Affiliated Transactions"). In that regard, the Board of Directors of the Fund adopted a set of procedures ("Procedures") for Affiliated Transactions in an effort to address potential conflicts of interest that may arise.

Affiliates of the Fund may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Fund invests.

NOTE 4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 5,000,000,020 shares of common stock, par value $0.01 per share, which may be divided into different series and classes.

Capital share transactions for the six months ended December 31, 2024 and the year ended June 30, 2024 were as follows:

Common shares:	For the Six Months Ended December 31, 2024	For the Year Ended June 30, 2024
Class A:
Common shares outstanding - beginning of period	3,922,330	4,475,234
Common shares issued	–	156
Common shares issued as reinvestment of dividends	3,428	8,336
Common shares redeemed	(150,236)	(561,396)
Common shares outstanding - end of period	3,775,522	3,922,330

Class C:
Common shares outstanding - beginning of period	3,251,348	4,291,514
Common shares issued	–	1,118
Common shares issued as reinvestment of dividends	1,204	4,322
Common shares redeemed	(248,123)	(1,045,606)
Common shares outstanding - end of period	3,004,428	3,251,348

22	(787) 754-4488 | www.popularfunds.com

Popular Income Plus Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

The cost of securities purchased for the six months ended December 31, 2024 were $0 and proceeds from sales, maturities, and paydowns of portfolio securities, excluding short-term transactions, for the six months ended December 31, 2024 were $1,431,447. Investment transactions in long-term U.S. Government Obligations for the six months ended December 31, 2024 were $0 for securities purchased and $218,747 for the proceeds from sales.

All investment transactions were made with unaffiliated parties.

NOTE 6. REVERSE REPURCHASE AGREEMENTS

Weighted average interest rate at end of the year	4.81%
Maximum aggregate balance outstanding at any time during the year	$12,716,000
Average balance outstanding during the year	$9,928,224
Average interest rate during the year	5.43%

As of December 31, 2024, interest rates on reverse repurchase agreements ranged from 4.73% to 4.90% with maturities up to January 22, 2025. Some of the outstanding agreements to repurchase as of period end may be called by the counterparty before its maturity date.

As of December 31, 2024, investment securities with fair values amounting to $10,947,022 were pledged as collateral for reverse repurchase agreements. Interest rates on collateral ranged from 4.00% to 5.00% and maturity dates ranged from 3/1/31 to 8/1/48. The counterparties have the right to sell or repledge the assets during the term of the repurchase agreement with the Fund. Interest payable on reverse repurchase agreements amounted to $28,048 as of December 31, 2024.

As of December 31, 2024, the total value of reverse repurchase agreements were as follows:

Counterparty	Amount	%
Unaffiliated	$9,986,201	100%
Total	$9,986,201	100%

NOTE 7. SHORT TERM FINANCIAL INSTRUMENTS

The fair market value of short-term financial instruments, which include $9,929,000 in reverse repurchase agreements, are substantially the same as the carrying amounts reflected in the Statement of Assets and Liabilities as these are reasonable estimates of fair value, given the relatively short six months of time between origination of the instrument and their expected realization. There are no long-term financial debt instruments outstanding as of December 31, 2024.

Semi-Annual Report | December 31, 2024	23

Popular Income Plus Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

NOTE 8. CONCENTRATION OF CREDIT RISK

Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. For this purpose, management of the Fund has determined to disclose any investment whose fair value is over 5% of Net Assets, both individually or in the aggregate. Moreover, collateralized investments have been excluded for this disclosure.

The major concentration of credit risk arises from the Fund's investment securities in relation to the location of issuers. For calculation of concentration, all fixed-income securities guaranteed by the U.S. Government are excluded. As of December 31, 2024, the Fund held corporate bonds with an aggregate market value of $3,485,854, representing 15.62% of the Fund’s net assets. As of December 31, 2024, the Fund had the following investments in issuers located in the United States of America that are not guaranteed by the U.S. Government:

Issuer	Aggregate Market Value	Percentage of Net Assets
Puerto Rico Fannie Mae	$8,909,614	39.94%
Puerto Rico Sales Tax Exempt Notes	4,552,949	20.41%
Puerto Rico Freddie Mac	1,757,181	7.88%
Puerto Rico Commonwealth	1,469,931	6.59%

As of December 31, 2024, the Fund had $52,314 on deposit with JPMorgan Chase, which represents approximately 0.23% of the net assets of the Fund.

As stated in the Fund’s Prospectus, the Fund will ordinarily invest at least 20% of its total assets in Puerto Rico obligations (the “20% Investment Requirement”). Therefore, to the extent the securities are not guaranteed by the U.S. Government or any of its subdivisions, the Fund is more susceptible to factors affecting issuers of Puerto Rico obligations than an investment company that is not concentrated in Puerto Rico obligations to such degree.

NOTE 9. COMPONENTS OF DISTRIBUTABLE EARNINGS

As a result of certain reclassifications made for financial statement presentation, the Fund’s net investment income and net realized gain on investments reflected in the financial statements differ from distributable net investment income and net realized gain on investments for tax purpose, respectively, as follows:

Net investment income	$134,273
Reclassification of realized gain (loss) on securities’ paydowns	19
Distributable net investment income for tax purposes	$134,292

Net realized loss on investments	$15,122
Reclassification of realized gain (loss) on securities’ paydowns	(19)
Net realized loss on investments, for tax purposes	$15,103

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Popular Income Plus Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes was as follows:

Cost of investment for tax purposes	$31,928,396
Gross appreciation	270,693
Gross depreciation	(136,454)
Net appreciation/(depreciation)	$134,239

For the year ended on June 30, 2024, the fund distributed $853,831 to shareholders. The undistributed net investment income and accumulated net realized gain on investments (for tax purposes) as of June 30, 2024 were as follows:

Undistributed net investment income, beginning of the year	$2,994,484
Distributable net investment income for the year	134,292
Dividends	(151,637)
Undistributed net investment income, end of the year	$2,977,139

Accumulated net realized loss on investments, beginning of the year	$(154,927,787)
Net realized loss on investments for the year	15,103
Accumulated net realized loss on investments, end of the year	$(154,912,684)

NOTE 10. RISKS AND UNCERTAINTIES

The Fund is exposed to various types of risks, such as geographic concentration, industry concentration, non-diversification, interest rate, and credit risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the prospectus for the securities issued by the Fund.

The Fund’s assets are invested primarily in securities of Puerto Rico issuers. As a result, the Fund has greater exposure to adverse economic, political or regulatory changes in Puerto Rico than a more geographically diversified fund, particularly with regards to municipal bonds issued by Puerto Rico and its related instrumentalities, which are currently experiencing significant price volatility and low liquidity. Also, the Fund’s net asset value and its yield may increase or decrease more than that of a more diversified investment company as a result of changes in the market’s assessment of the financial condition and prospects of such Puerto Rico issuers.

Interest rate risk is the risk that interest rates will rise so that the value of the Fund’s investments will fall. Also, the Fund’s yield will tend to lag behind changes in short-term interest rates. In addition, during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock-in a below market interest rate, increase the security’s duration (the estimated six months until the security is paid in full), and reduce the value of the security. This is known as extension risk, which the Fund is also subject to. Conversely, during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This is known as prepayment risk, which the Fund is also subject to.

Semi-Annual Report | December 31, 2024	25

Popular Income Plus Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

Credit risk is the risk that debt securities in the Fund’s portfolio will decline in price or fail to make dividend or interest payments when due because the issuer of the security experiences a decline in its financial condition. The risk is greater in the case of securities rated below investment grade or rated in the lowest investment grade category.

The Fund may engage in repurchase agreements, which are transactions in which the Fund sells a security to a counterparty and agrees to buy it back at a specified time and price in a specified currency. Repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver the securities when the Fund seeks to repurchase them and may be unable to replace the securities or only at a higher cost.

Mortgage-backed securities in which the Fund may invest have many of the risks of traditional debt securities but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. As a result, the Fund may receive principal repayments on these securities earlier or later than anticipated by the Fund. In the event of prepayments that are received earlier than anticipated, the Fund may be required to reinvest such prepayments at rates that are lower than the anticipated yield of the prepaid obligation. The rate of prepayments is influenced by a variety of economic, geographic, demographic, and other factors, including, among others, prevailing mortgage interest rates, local and regional economic conditions, and home owner mobility. Since a substantial portion of the assets of the Fund may be invested in mortgage-backed securities at any time, the Fund may be subject to these risks and other risks related to such securities to a significant degree, which might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case. Collateralized mortgage obligations or “CMOs” exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMO classes may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity, and interest rate sensitivity. As market conditions change, however, particularly during six months of rapid or unanticipated changes in interest rates, the ability of a CMO class to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances, reduced liquidity of the CMO class.

The Fund may also invest in illiquid securities which are securities that cannot be disposed of in the ordinary course of business within seven calendar days at approximately the amount at which the Fund has valued the securities. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Fund may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities may trade at a discount from comparable, more liquid investments.

There may be few or no dealers making a market in certain securities owned by the Fund, particularly with respect to securities of Puerto Rico issuers including, but not limited to, investment companies. Dealers making a market in those securities may not be willing to provide quotations on a regular basis to the Investment Adviser. It may, therefore, be particularly difficult to value those securities.

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Popular Income Plus Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

In order to attempt to hedge various portfolio positions or to enhance its return, the Fund may invest a portion of its total assets in certain instruments which are or may be considered derivatives Because of their increased volatility and potential leveraging effect (without being subject to the Fund’s leverage limitations), derivative instruments may adversely affect the Fund. For example, investments in indexed securities, including, among other things, securities linked to an equities or commodities index and inverse floating rate securities, may subject the Fund to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal. Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss.

NOTE 11. DEBT RESTRUCTURING

On November 3, 2021, the Financial Oversight and Management Board for Puerto Rico (the “Oversight Board”) filed the Eighth Amended Title III Joint Plan of Adjustment for the Commonwealth of Puerto Rico (the “Commonwealth”), the Commonwealth’s Employees Retirement System and the Commonwealth’s Public Buildings Authority (the “Plan of Adjustment”). On March 15, 2022, the Plan of Adjustment became effective. Pursuant to the Plan of Adjustment, holders of the Commonwealth’s general obligation bonds, including the Fund, received a combination of cash, new general obligation bonds, and a new security designated as a “contingent value instrument” that becomes payable based on the outperformance of actual sales tax revenues over projected sales tax revenues. The Fund’s pro rata share of the recovery consisted of $2,681,498 in cash, $2,981,217 in new general obligation bonds and contingent value instrument with a nominal amount of $748,371 for a total loss of $605,200.

NOTE 12. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not paid prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

NOTE 13. SUBSEQUENT EVENTS

On December 30, 2024, the Board of Directors declared an ordinary net investment income dividend of $0.00458 and $0.00250 per class A common share and class C common share, respectively, which was paid on February 18, 2025 to common shareholders of record as of January 30, 2025.

In preparing these financial statements, the Fund's management has evaluated events for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no events that required disclosure in or adjustment to the accompanying financial statements.

Semi-Annual Report | December 31, 2024	27

Popular Income Plus Fund, Inc.	Other Information

December 31, 2024 (Unaudited)

Shareholder Meeting

The Annual Meeting of Shareholders was held on October 24, 2024 (the “Annual Meeting”). The voting results for the proposals considered at the Annual Meeting are as follows:

1.	Election of Directors. The stockholders of the Fund elected Jorge I. Vallejo, Carlos A. Pérez and Enrique Vila del Corral to the Board of Directors to serve for a term from the time of their election until their respective successors are elected and qualified or until their earlier death or removal.

Name of Director	Votes cast “For”	Votes “Against/Withheld”
Jorge I. Vallejo	6,377,159	598,661
Carlos A. Pérez	6,377,159	598,661
Enrique Vila del Corral	6,377,159	598,661

2.	Independent Auditors. The stockholders of the Fund ratified the selection of Ernst & Young LLP, as the independent auditors of the Fund for the fiscal six months ending December 31, 2024.

For	Against	Abstain
6,497,086	207,186	27,556

Statement Regarding Availability of Quarterly Portfolio Schedule

The complete schedule of portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-754-4488.

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s Investment Adviser to vote proxies relating to the Fund’s portfolio securities is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Investment Adviser voted proxies relating to portfolio securities during the year ended June 30, 2024 is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

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Popular Income Plus Fund, Inc.	Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies

December 31, 2024 (Unaudited)

On May 31, 2023, PricewaterhouseCoopers LLC (“PWC”) was dismissed as the independent registered public accounting firm to the Popular Income Plus Fund. The Audit Committee of the Board participated in, and approved, the decision to change the independent registered public accounting firm on May 31, 2023.

PWC’s reports on the Fund’s financial statements for the two years ended June 30, 2023 and June 30, 2022 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the two years ended June 30, 2023 and June 30, 2022, and the subsequent interim period through August 30, 2023 (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PWC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for the two years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Fund requested that PWC furnish it with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating PwC agrees with the statements.

The Audit Committee of the Board approved the engagement of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ended June 30, 2024 and subsequently approved EY to continue to serve as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2025. During the Fund’s two years ended June 30, 2023 and June 30, 2022, and the subsequent interim period through August 30, 2023, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, and no written report or oral advice was provided to the Fund that EY concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304). The selection of EY does not reflect any disagreements with or dissatisfaction by the Fund or the Fund’s Board of Directors with the performance of the Fund’s prior independent auditors PWC for the fiscal years ended June 30, 2023 and June 30, 2022.

EY, with offices located at Parque las Americas 1, San Juan, Puerto Rico, has been selected by the Fund’s Audit Committee, which selection has been ratified by a vote of the Board of Directors, including a majority of the Independent Directors, to serve as the Fund’s independent auditors for the fiscal year ending June 30, 2025. EY has advised the Fund of its independence with respect to the Fund, in accordance with the applicable requirements of the SEC.

Semi-Annual Report | December 31, 2024	29

Popular Income Plus Fund, Inc.	Item 9 – Proxy Disclosures for Open-End Management Investment Companies

December 31, 2024 (Unaudited)

Not applicable for this reporting period.

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Popular Income Plus Fund, Inc.	Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

December 31, 2024 (Unaudited)

Included under Item 7 in the Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	31

Popular Income Plus Fund, Inc.	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

December 31, 2024 (Unaudited)

The Board of Directors (the “Board”) of Popular Income Plus Fund, Inc. (the “Fund”) met on May 23, 2024 (the “Meeting”) to consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between the Fund and Popular Asset Management LLC, the Fund’s investment adviser (the “Investment Adviser” ). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of the Investment Adviser, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objectives. The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Investment Adviser with respect to such matters.

The independent members of the Board (collectively, the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Advisory Agreement. In evaluating the Advisory Agreement, including the specific fee structures, and other terms of such agreement, the Board were informed by multiple years of analysis and discussion amongst themselves and the Investment Adviser. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreement for the Fund were fair and reasonable and that the Investment Adviser’s fees were reasonable in light of the services provided to the Fund.

Nature, Extent and Quality of Services. In evaluating the Advisory Agreement, the Board considered, the nature, extent and quality of the Investment Adviser’s services to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Investment Adviser provides to manage and operate the Fund, and the increases of such services over time due to new or revised market, regulatory or other developments, such as liquidity management and cybersecurity programs, and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Investment Adviser provides portfolio management services for the Fund. In addition to portfolio management, the Board considered the wide range of administrative or non advisory services the Investment Adviser provides to manage and operate the Fund (in addition to those provided by other third parties). These services include, but are not limited to, administrative services (such as providing the employees and officers necessary for the Fund’s operations); operational expertise (such as providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations and foreign filings, as may be necessary); oversight of third-party service providers (such as coordinating and evaluating the services of the Fund’s custodian, transfer agent and other intermediaries); board support and administration (such as overseeing the organization of the Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions), shareholder communications (such as overseeing the preparation of annual and semi-annual and other periodic shareholder reports); tax administration; and compliance services (such as helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually; overseeing the preparation of the Fund’s registration statements and regulatory filings; overseeing the valuation of portfolio securities and daily pricing; helping to ensure the Fund complies with its portfolio limitations and restrictions; voting proxies on behalf of the Fund; monitoring the liquidity of the portfolios; providing compliance training for personnel; and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

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Popular Income Plus Fund, Inc.	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

December 31, 2024 (Unaudited)

In addition to the services provided by the Investment Adviser, the Independent Directors also considered the risks borne by the Investment Adviser in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent and quality of services provided under the Advisory Agreement was satisfactory on behalf of the Fund.

Investment Performance of the Fund. In evaluating the quality of the services provided by the Investment Adviser, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report (the “Broadridge Report”) prepared by Broadridge which generally provided the Fund’s performance data for the one , three , five , and ten year periods ended December 31, 2023 (or for the periods available for the Fund that did not exist for part of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreement supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) during the year to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided. The Board also considered the net total expense ratio of the Fund in relation to those of a comparable group of funds. The Board considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as the expense ratio is more reflective of the shareholder’s costs in investing in the Fund.

In evaluating the management fee rate, the Board considered the Investment Adviser’s rationale for proposing the management fee rate of the Fund which included its evaluation of, among other things, the value of the potential service being provided (e.g., the expertise of the Investment Adviser with the proposed strategy), the competitive marketplace (i.e., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Investment Adviser (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers proposed by the Investment Adviser to keep expenses to certain levels and reviewed the amounts the Investment Adviser had waived or reimbursed over the last fiscal years; and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered a Fund’s net management fee and net total expense ratio in light of its performance history.

Semi-Annual Report | December 31, 2024	33

Popular Income Plus Fund, Inc.	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

December 31, 2024 (Unaudited)

Profitability. In conjunction with their review of fees, the Independent Directors reviewed information reflecting the Investment Adviser’s financial condition. The Independent Directors reviewed the consolidated financial statements of the Investment Adviser for the year ended December 31, 2023. The Independent Directors also considered the overall financial condition of the Investment Adviser and the Investment Adviser’s representations regarding the stability of the firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability information for the Investment Adviser derived from its relationship with the Fund for the fiscal year ended June 30, 2023 on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Investment Adviser’s revenues, expenses and net income (pre tax and after tax) and the net profit margins (pre tax and after tax). The Independent Directors also reviewed the level of profitability realized by the Investment Adviser including and excluding distribution expenses incurred by the Investment Adviser from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Investment Adviser and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a Fund by Fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Investment Adviser’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, rising inflation, increasing costs for personnel and systems, and growth or contraction in the Fund’s assets, all of which could negatively impact the profitability of the Investment Adviser. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Investment Adviser’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Investment Adviser may receive as a result of its relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Investment Adviser may receive as a result of its association with the Fund. The Independent Directors took these indirect benefits into account when accessing the level of advisory fees paid to the Investment Adviser and concluded that the indirect benefits received were reasonable.

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INVESTMENT ADVISER

Popular Asset Management LLC

209 Muñoz Rivera Avenue

Popular Center North Tower, 4th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR AND TRANSFER AGENT

ALPS Fund Services, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

CUSTODIAN

JPMorgan Chase Bank, N.A.

1111 Polaris Parkway

Columbus, OH 43240

LEGAL COUNSEL

Pietrantoni Méndez & Alvarez LLC

208 Ponce de León Avenue, Suite 1901

San Juan, Puerto Rico 00918

Ropes & Gray LLP

Prudential Tower

800 Boylston Street,

Boston, Massachusetts 02199

INDEPENDENT REGISTERED ACCOUNTING FIRM

Parque las Americas 1

235 Calle Federico Costa, Suite 410

San Juan, Puerto Rico

DIRECTORS AND OFFICERS

Enrique Vila del Corral

Chairman of the Board

Jorge I. Vallejo

Director

Carlos A. Pérez

Director

Angel Rivera Garcia

President

James A. Gallo

Treasurer

Manuel Rodríguez-Boissén

Secretary

Remember that shares of the Fund:

●	Are not bank deposits and are not insured by the FDIC or any other governmental agency.

●	Are not obligations of or guaranteed by Banco Popular de Puerto Rico or any other bank.

●	Are subject to investment risks, including possible loss of the principal amount invested.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and Disagreements with Accountants is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to the Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to semi-annual report.

(a)(3)	The certifications required by Rule 30a-2(a) of the 1940 Act, as amended, are attached hereto as Exhibit 99.Cert.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Popular Income Plus Fund, Inc.

By:	/s/ Angel M. Rivera
Angel M. Rivera President (Principal Executive Officer)

Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Popular Income Plus Fund, Inc.

By:	/s/ James A. Gallo
James A. Gallo Treasurer (Principal Financial Officer)

Date:	March 7, 2025